INCOME TAXES - Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 64,255	$ 67,797
Domestic NOLs (federal)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	32,948	34,945
Domestic NOLs (state and local)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	29,567	32,611
Foreign NOLs
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,740	$ 241